SUPPLEMENT DATED JUNE 15, 2005 TO THE
                    FIRST INVESTORS EQUITY FUNDS PROSPECTUS

                                  TOTAL RETURN
                                  VALUE
                                  BLUE CHIP
                                  GROWTH & INCOME
                                  ALL-CAP GROWTH
                                  MID-CAP OPPORTUNITY
                                  SPECIAL SITUATIONS
                                  FOCUSED EQUITY
                                  GLOBAL

                             DATED JANUARY 31, 2005


         On August 15, 2005, First Investors Special Situations Growth & Treasury Securities Trust Series 1 (the "Trust") will mature.

         Unitholders of the Trust who remain in the Trust until its maturity date of August 15, 2005 can elect to invest the cash portion of their distribution into additional Class A shares of the First Investors Special Situations Fund ("Fund") at net asset value ("NAV") without paying a front-end sales charge. The election to reinvest the cash portion of the Trust's distribution in additional Fund shares must be received by the Trustee of the Trust, The Bank of New York ("BONY"), by August 12, 2005.

         For questions regarding the election procedures, unitholders should contact a BONY Customer Service Representative toll free at 1-800-813-3074.

                     SUPPLEMENT DATED JUNE 15, 2005 TO THE
               FIRST INVESTORS SPECIAL SITUATIONS FUND PROSPECTUS

                             DATED JANUARY 31, 2005


         On August 15, 2005, First Investors Special Situations Growth & Treasury Securities Trust Series 1 (the "Trust") will mature.

         Unitholders of the Trust who remain in the Trust until its maturity date of August 15, 2005 can elect to invest the cash portion of their distribution into additional Class A shares of the First Investors Special Situations Fund ("Fund") at net asset value ("NAV") without paying a front-end sales charge. The election to reinvest the cash portion of the Trust's distribution in additional Fund shares must be received by the Trustee of the Trust, The Bank of New York ("BONY"), by August 12, 2005.

         For questions regarding the election procedures, unitholders should contact a BONY Customer Service Representative toll free at 1-800-813-3074.